Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies [Line Items]
Maturity period	1 year
Factoring arrangement of accounts receivable (in Dollars)	$ 13,184	$ 10,032
Percentage of regular deposits rate in salary	8.33%
Severance payment expenses (in Dollars)	$ 707	592
Percentage of consideration up front payment	50.00%
Advertising costs (in Dollars)	$ 456	$ 323
Income tax rate	50.00%
Amendment differ rate	10.00%
Share split	4.390914:1
Minimum [Member]
Significant Accounting Policies [Line Items]
Deposits interest rates	0.05%
Maximum [Member]
Significant Accounting Policies [Line Items]
Deposits interest rates	3.70%
Customer Concentration Risk [Member] | Largest Customer [Member] | Product Revenue [Member]
Significant Accounting Policies [Line Items]
Concentration credit risks, percentage	9.30%	9.30%
Customer Concentration Risk [Member] | Largest Customer [Member] | Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Concentration credit risks, percentage	13.50%	6.90%